Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	US$	US$
Other tax payables (Note 1)	68,140	28,957
Accruals for user incentive programs	426,366	140,806
Accrued expenses (Note 2)	1,195,426	643,389
Accrued loss contingencies relating litigation and asserted claims	244,540	258,619
Others	265,279	124,563
Total	2,199,751	1,196,334

Note 1: Other tax payables mainly consisted of value-added tax payable of US$0.04 million and US$0.01 million as of December 31, 2023 and 2024, and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous expenses related to marketing and operation activities.